2. GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2. GOING CONCERN
2.	GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $3,054,587 and $2,725,692 for the six months ended March 31, 2013 and the year ended September 30, 2012, respectively. The Company’s current liabilities exceeded its current assets by approximately $3,765,951 as of March 31, 2013.  Our net cash used in operating activities was $1,294,383 for the six months ended March 31, 2013.

As of March 31, 2013, the Company had $14,722 in cash. The Company needs to obtain additional financing to implement its business plan and service its debt repayments, including (i) $1 million due to James Gingo on June 8, 2013 to complete the acquisition of TransTech; (ii) $250,000 for the repurchase of the Gemini Master Fund, Ltd. warrant  that was due on March 31, 2013; (iii) $300,000 if the Company purchases 4,000,000 shares from Ascendiant Capital Markets on or before May 31, 2013 pursuant to an Option Agreement; and (iv) $425,000 due under the AIR Termination Agreement to Gemini Master Fund, Ltd. on both June 30, 2013 and September 30, 2013 (a full discussion of items (ii) and (iii) is set forth in Note 12). However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of March 31, 2013, our accumulated deficit was $16,962,192.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2012 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $2,725,692 and $2,395,525 for the years ended September 30, 2012 and 2011, respectively. The Company’s current liabilities exceeded its current assets by approximately $2.4 million as of September 30, 2012.  Our net cash used in operating activities was $58,174 for the year ended September 30, 2012.

As of September 30, 2012, the Company had $1,141,165 in cash. The Company needs to obtain additional financing to implement its business plan and service our debt repayments. However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2012, our accumulated deficit was $13.9 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2012 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.